NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 07, 2024	May 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Aug. 31, 2023
Accounting Policies [Abstract]
Reverse stock split	one post-split share per sixty thousand pre-split shares (1:60,000)	one-for-one thousand (1:1,000)
Foreign currency transaction, gain (loss)					$ 1,573,000	$ 408,000	$ (90,000)	$ (648,000)
Cash and cash equivalents			$ 0		0		0	0
Refundable advance deposit									$ 120,958
Allowance for recoverability of refundable advance deposit					120,958		120,958
Deferred offering cost			52,117		52,117		27,117
GST tax receivable			$ 1,973		$ 1,973		$ 2,950	$ 2,867
Common stock, par value			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Research and development costs			$ 54,388	$ 114,022	$ 116,102	130,264	$ 248,102	$ 247,919
Beneficial ownership conversion description					Each holder of the convertible notes has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders’ ability to increase such limitation to 9.99% upon 60 days’ notice to the Company), and each note may not be converted during the first six-month period from the date of issuance		Each holder of the convertible notes has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders’ ability to increase such limitation to 9.99% upon 60 days’ notice to the Company), and each note may not be converted during the first six-month period from the date of issuance
Beneficial ownership percentage					4.99%		4.99%
Foreign currency transaction, gain					$ (1,573,000)	$ (408,000)	$ 90,000	648,000
Research and development tax credit							$ 129,132	$ 129,841